Financial risk management and financial instruments, Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest bearing loans [Roll Forward]
Beginning balance	$ 4,733.2
Movements Arising from Financing Cash Flows [Abstract]
Repayments	(114.1)	$ (1,589.7)	$ (212.6)	[1]
Ending balance	4,608.0	4,733.2
Bank Loan Secured [Member]
Interest bearing loans [Roll Forward]
Beginning balance	4,733.2	4,775.0
Movements Arising from Financing Cash Flows [Abstract]
Repayments	(114.1)	(1,589.7)
Other changes	0.0
New leases	0.0
Interest	0.0
Transfer to held for sale	0.0
The effect of change in foreign exchange rates	(11.1)	57.1
Ending balance	4,608.0	4,733.2	$ 4,775.0
Finance Leases [Roll Forward]
Beginning balance	250.4
Movements Arising from Financing Cash Flows [Abstract]
Repayments	(89.5)
Other changes	0.0
New leases	35.1
Interest	10.0
Transfer to held for sale	(11.4)
The effect of change in foreign exchange rates	(0.1)
Ending balance	194.5	250.4
Total [Roll Forward]
Beginning balance	4,983.6
Movements Arising from Financing Cash Flows [Abstract]
Repayments	(203.6)
Other changes	0.0
New leases	35.1
Interest	10.0
Transfer to held for sale	(11.4)
The effect of change in foreign exchange rates	(11.2)
Ending balance	$ 4,802.5	$ 4,983.6

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.